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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318


                          Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer International Value Fund
           Schedule of Investments  8/31/2007 (unaudited)

Shares                                                        Value

           PREFERRED STOCKS - 1.6 %
           Automobiles & Components - 0.9 %
           Automobile Manufacturers - 0.9 %
775        Porsche AG                                      $1,385,757
           Total Automobiles & Components                  $1,385,757
           Utilities - 0.7 %
           Multi-Utilities - 0.7 %
11,400     RWE AG                                          $1,159,746
           Total Utilities                                 $1,159,746
           PREFERRED STOCKS                                $2,545,503
           (Cost  $1,839,304)

           COMMON STOCKS - 96.2 %
           Energy - 8.6 %
           Integrated Oil & Gas - 6.3 %
20,400     Lukoil Holding (A.D.R.)                         $1,509,600
32,266     Petrobras Brasileiro (A.D.R.)                    1,717,519
37,456     Repsol SA                                        1,354,590
98,500     Royal Dutch Shell Plc                            3,819,587
47,800     Statoil ASA *                                    1,378,661
                                                           $9,779,957
           Oil & Gas Equipment & Services - 0.9 %
19,400     Sbm Offshore N.V. *                             $  728,120
8,500      Technip                                            680,544
                                                           $1,408,664
           Oil & Gas Exploration & Production - 1.1 %
1,468,400  CNOOC, Ltd.                                     $1,802,692
           Oil & Gas Refining & Marketing - 0.3 %
5,500      Petroplus Holdings AG *                         $  477,708
           Total Energy                                    $13,469,021
           Materials - 8.8 %
           Construction Materials - 2.4 %
19,195     CRH Plc                                         $  826,000
22,100     Holcim, Ltd.                                     2,395,666
3,700      Lafarge Br                                         576,412
                                                           $3,798,078
           Diversified Chemical - 0.4 %
179,500    UBE Industries, Ltd. *                          $  563,442
           Diversified Metals & Mining - 5.8 %
84,685     Broken Hill Proprietary Co., Ltd.               $2,671,510
53,600     Companhia Vale do Rio Doce (A.D.R.) (b)          2,237,800
48,700     Dowa Mining Co., Ltd. *                            545,176
24,121     Freeport-McMoRan Copper & Gold, Inc. (Class B)   2,108,658
20,461     Rio Tinto Plc                                    1,410,389
                                                           $8,973,533
           Steel - 0.2 %
95,600     Kobe Steel, Ltd. *                              $  349,057
           Total Materials                                 $13,684,110
           Capital Goods - 12.7 %
           Building Products - 0.6 %
8,670      Compagnie de Saint Gobain                       $  945,457
           Construction & Engineering - 0.3 %
27,500     Chiyoda Corp. *                                 $  477,530
           Construction & Farm Machinery & Heavy Trucks - 4.0 %
32,445     Daewoo Heavy Industries & Machinery, Ltd.       $1,947,930
5,477      Hyundai Heavy Industries *                       2,183,775
68,900     Komatsu, Ltd. *                                  2,129,540
                                                           $6,261,245
           Electrical Component & Equipment - 0.4 %
39,300     Sumitomo Electric                               $  629,414
           Industrial Conglomerates - 3.3 %
229,000    Keppel Corp.                                    $1,914,137
116,400    Hutchinson Whampoa, Ltd.                         1,161,722
16,689     Siemens                                          2,102,278
                                                           $5,178,137
           Industrial Machinery - 1.7 %
39,900     AB SKF                                          $  816,334
7,700      Fanuc, Ltd. *                                      750,875
140,000    IHI Corp. *                                        455,344
37,000     Nabtesco Corp. *                                   517,510
                                                           $2,540,063
           Trading Companies & Distributors - 2.4 %
86,800     Mitsubishi Corp.                                $2,476,285
59,500     Wolseley                                         1,251,739
                                                           $3,728,024
           Total Capital Goods                             $19,759,870
           Commercial Services & Supplies - 0.2 %
           Office Services & Supplies - 0.2 %
32,800     Corporate Express *                             $  369,449
           Total Commercial Services & Supplies            $  369,449
           Transportation - 2.1 %
           Air Freight & Couriers - 0.7 %
3,800      Panalpina Welttransport Holding AG              $  677,186
8,526      TNT NV                                             360,714
                                                           $1,037,900
           Airlines - 0.3 %
66,700     Ryanair Holdings Plc *                          $  486,293
           Railroads - 1.1 %
227        East Japan Railway Co. *                        $1,809,184
           Total Transportation                            $3,333,377
           Automobiles & Components - 3.1 %
           Automobile Manufacturers - 2.6 %
108,000    Isuzu Motors, Ltd. *                            $  588,815
58,400     Toyota Motor Co. *                               3,386,992
                                                           $3,975,807
           Tires & Rubber - 0.5 %
3,700      Compagnie Generale des Etablissements Michelin *$  469,889
2,900      Continental AG                                     377,136
                                                           $  847,025
           Total Automobiles & Components                  $4,822,832
           Consumer Durables & Apparel - 3.1 %
           Consumer Electronics - 1.8 %
61,000     Matsushita Electric Industrial Co., Ltd. *      $1,065,230
15,100     Sony Corp. *                                       722,916
14,700     TomTom NV *                                        958,972
                                                           $2,747,118
           Homebuilding - 1.3 %
48,100     Persimmon Plc                                   $1,130,102
131,900    Taylor Wimpey Plc *                                923,816
                                                           $2,053,918
           Total Consumer Durables & Apparel               $4,801,036
           Consumer Services - 0.4 %
           Hotels, Resorts & Cruise Lines - 0.4 %
12,400     Carnival Corp.                                  $  565,316
           Total Consumer Services                         $  565,316
           Media - 2.0 %
           Broadcasting & Cable Television - 1.1 %
41,000     British Sky Broadcasting Plc *                  $  553,988
54,600     Eutelsat Communications                          1,259,001
                                                           $1,812,989
           Movies & Entertainment - 0.6 %
22,900     Vivendi SA                                      $  938,236
           Publishing - 0.3 %
36,100     Reed Elsevier Plc                               $  432,767
           Total Media                                     $3,183,992
           Retailing - 1.4 %
           Apparel Retail - 1.0 %
349,800    Truworths International, Ltd.                   $1,607,031
           Department Stores - 0.4 %
49,700     The Daimaru (b)                                 $  540,707
           Total Retailing                                 $2,147,738
           Food & Drug Retailing - 1.1 %
           Food Retail - 1.1 %
137,200    Tesco Plc                                       $1,180,434
92,700     William Morrison Supermarkets *                    538,924
                                                           $1,719,358
           Total Food & Drug Retailing                     $1,719,358
           Food, Beverage & Tobacco - 5.5 %
           Brewers - 2.2 %
12,100     Inbev NV                                        $  994,019
80,300     Kirin Holdings Co., Ltd.                         1,001,529
55,000     South African Breweries Plc                      1,515,265
                                                           $3,510,813
           Distillers & Vintners - 0.3 %
57,900     C&C Group Plc                                   $  425,557
           Packaged Foods & Meats - 1.1 %
47,400     Ajinomoto Co., Inc. *                           $  600,330
36,000     Unilever NV C.V.A.                               1,101,331
                                                           $1,701,661
           Soft Drinks - 1.0 %
42,900     Fomento Economico Mexicano SA de C.V.           $1,494,636
           Tobacco - 0.9 %
42,400     British American Tobacco Plc                    $1,407,695
           Total Food, Beverage & Tobacco                  $8,540,362
           Household & Personal Products - 0.8 %
           Household Products - 0.8 %
19,800     Kao Corp. *                                     $  562,949
13,300     Reckitt Benckiser Plc                              717,892
                                                           $1,280,841
           Total Household & Personal Products             $1,280,841
           Health Care Equipment & Services - 0.5 %
           Health Care Equipment - 0.2 %
3,200      Synthes, Inc.                                   $  366,379
           Health Care Services - 0.3 %
7,800      Fresenius Medical Care AG                       $  383,679
           Total Health Care Equipment & Services          $  750,058
           Pharmaceuticals & Biotechnology - 5.1 %
           Pharmaceuticals - 5.1 %
36,188     Astrazeneca Plc                                 $1,786,156
31,800     Bristol-Myers Squibb Co.                           926,970
53,900     Daiichi Sankyo Company, Limited *                1,470,754
7,134      Roche Holdings AG                                1,242,445
32,400     Shionogi & Co., Ltd. *                             474,581
13,582     Shire Pharmaceuticals Group Plc - ADR            1,069,447
16,300     UCB S.A.                                           917,667
                                                           $7,888,020
           Total Pharmaceuticals & Biotechnology           $7,888,020
           Banks - 16.3 %
           Diversified Banks - 16.3 %
133,249    Barclays Plc                                    $1,650,722
28,245     BNP Paribas SA                                   2,988,225
45,600     Commonwealth Bank of Australia                   2,055,515
112,492    Development Bank of Singapore, Ltd.              1,470,039
22,700     Dexia (b)                                          625,647
180,500    Intesa Sanpaolo                                  1,360,834
19,373     Kookmin Bank (A.D.R.) * (b)                      1,577,931
0          Mitsubishi UFJ Financial Group, Inc.                 3,653
397        Mizuho Financial Group, Inc.                     2,498,365
38,000     National Australia Bank, Ltd.                    1,240,511
309,841    Royal Bank of Scotland Group Plc                 3,597,207
10,048     Societe Generale                                 1,625,400
115,500    Standard Bank Group, Ltd.                        1,691,168
15,000     Uniao de Bancos Brasileiros S.A. (Unibanco) (G.D 1,673,700
63,100     Westpac Banking Corp.                            1,402,837
                                                           $25,461,754
           Total Banks                                     $25,461,754
           Diversified Financials - 4.4 %
           Asset Management & Custody Banks - 0.3 %
53,400     Man Group Plc                                   $  533,276
           Diversified Capital Markets - 2.7 %
46,821     CS Group                                        $3,069,421
9,200      Deutsche Bank AG                                 1,136,999
                                                           $4,206,420
           Investment Banking & Brokerage - 1.4 %
49,500     ICAP Plc *                                      $  488,085
95,600     Nomura Securites Co., Ltd.                       1,691,904
                                                           $2,179,989
           Total Diversified Financials                    $6,919,685
           Insurance - 3.7 %
           Multi-Line Insurance - 2.9 %
9,900      Allianz AG                                      $2,123,532
52,900     Aviva Plc                                          757,119
39,365     AXA                                              1,581,953
                                                           $4,462,604
           Property & Casualty Insurance - 0.8 %
114,305    Mitsui Sumitomo Insurance Co. *                 $1,290,683
           Total Insurance                                 $5,753,287
           Real Estate - 1.2 %
           Real Estate Management & Development - 1.2 %
169        Kenedix, Inc. * (b)                             $  248,118
44,901     Mitsui Fudosan Co. *                             1,177,089
15,200     Nomura Real Estate Holdings *                      431,288
                                                           $1,856,495
           Total Real Estate                               $1,856,495
           Software & Services - 0.6 %
           Application Software - 0.2 %
72,300     The Sage Group                                  $  345,524
           IT Consulting & Other Services - 0.4 %
10,600     Atos Origin *                                   $  597,276
           Total Software & Services                       $  942,800
           Technology Hardware & Equipment - 2.6 %
           Communications Equipment - 0.7 %
306,100    Ericsson LM                                     $1,140,380
           Computer Hardware - 0.3 %
51,100     Toshiba Corp. *                                 $  461,596
           Electronic Equipment & Instruments - 0.6 %
21,600     Fuji Photo Film Co., Ltd. *                     $  932,454
           Office Electronics - 1.0 %
25,500     Canon, Inc.                                     $1,458,516
           Total Technology Hardware & Equipment           $3,992,946
           Semiconductors - 1.8 %
           Semiconductor Equipment - 0.3 %
7,100      Tokyo Electron, Ltd.                            $  508,395
           Semiconductors - 1.5 %
149,952    Hon Hai Precision Industry (G.D.R.) *           $2,270,404
           Total Semiconductors                            $2,778,799
           Telecommunication Services - 7.1 %
           Alternative Carriers - 1.1 %
218,600    Inmarsat Plc                                    $1,794,038
           Integrated Telecommunication Services - 0.9 %
29,000     Hellenic Telekom Organization *                 $  946,848
54,700     Telekomunikacja Polska SA                          423,196
                                                           $1,370,044
           Wireless Telecommunication Services - 5.1 %
35,700     America Movil (A.D.R.) (Series L)               $2,158,420
86         KDDI Corp. *                                       664,680
26,106     Mobile Telesystems (A.D.R.) *                    1,727,173
120,800    Reliance Communications, Ltd.                    1,617,512
549,500    Vodafone Group Plc                               1,777,522
                                                           $7,945,307
           Total Telecommunication Services                $11,109,389
           Utilities - 3.1 %
           Electric Utilities - 2.1 %
10,249     E.On AG                                         $1,720,638
66,200     Enel S.p.A.                                        683,907
37,800     Kansai Electric Power Co. *                        883,761
                                                           $3,288,306
           Multi-Utilities - 1.0 %
57,500     National Grid Plc                               $  861,960
12,300     Suez Lyonnaise des Eaux                            701,015
                                                           $1,562,975
           Total Utilities                                 $4,851,281
           TOTAL COMMON STOCKS                             $149,981,816
           (Cost  $120,661,750)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 5.3 %
           Repurchase Agreement - 2.0 %
3,100,000  UBS Warburg, Inc., 5.05%, dated 8/31/07, repurchase price of
           $3,100,000 plus accrued interest on 9/4/07 collateralized by
           $3,134,000 U.S. Treasury Note, 5.0%, 7/31/08    $3,100,000
Shares
           Security Lending Collateral - 3.3 %
5,167,456  Securities Lending Investment Fund, 5.33%       $5,167,456
           TOTAL TEMPORARY CASH INVESTMENTS                $8,267,456
           (Cost  $8,267,456)
           TOTAL INVESTMENT IN SECURITIES - 103.1 %        $160,794,775
           (Cost  $130,768,510) (a)
           OTHER ASSETS AND LIABILITIES - (3.1) %          $(4,766,994)
           TOTAL NET ASSETS - 100.0 %                      $156,027,781

(A.D.R.)   American Depositary Receipt

(G.D.R.)   Global Depositary Receipt

*          Non-income producing security.

(a) At August 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $131,289,445 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost $  31,500,032

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value    (1,994,702)

           Net unrealized gain                             $29,505,330

(b)        At August 31, 2007, the following securities were out on loan:

Shares                         Security                       Value
53,064     Companhia Vale do Rio Doce (A.D.R.)             $    2,215,422
46,000     The Daimaru                                             500,022
22,400     Dexia                                                   619,224
161        Kenedix, Inc. *                                         234,732
19,179     Kookmin Bank (A.D.R.) *                              1,562,130
           Total                                           $    5,131,530




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 30, 2007

* Print the name and title of each signing officer under his or her signature.